Nature of the business, Description (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Mar. 09, 2018	Jun. 18, 2014 USD ($) $ / shares shares	Jun. 30, 2018	Dec. 31, 2014 USD ($) ConcessionalAsset
Nature of the business [Abstract]
Shares issued (in shares) | shares		24,850,000
Share price (in dollars per share) | $ / shares		$ 29
Proceeds from issuing shares		$ 720,650
Subsidiary of Abengoa [Member]
Nature of the business [Abstract]
Shares purchased by underwriters (in shares) | shares		3,727,500
Total proceeds from offering		$ 828,748
Algonquin [Member]
Nature of the business [Abstract]
Ownership interest	25.00%
Abengoa [Member]
Nature of the business [Abstract]
Ownership interest	16.50%		16.47%
Number of concessional assets contributed | ConcessionalAsset				10
Interest consideration transferred				64.28%
Cash consideration transferred				$ 655,300
Cash retained for liquidity purposes				$ 30,000